Schedule of Prepayments and Other Current Assets (Details) - HCYC Group Company Limited [Member] - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Prepaid expenses	[1]	$ 33,669	$ 50,517
Other current asset		5,929	1,852
Total		$ 39,598	$ 52,369

[1]	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.